Disposals of subsidiaries	12 Months Ended
Dec. 31, 2019
Disposals of subsidiaries
Disposals of subsidiaries

31          Disposals of subsidiaries

(a)	Jinan Pengai Aesthetic Medical Hospital Co., Ltd. (“Jinan”)

On 1 January 2017, the Group disposed its entire interest in Jinan to an individual third party. Details of the net assets of Jinan disposed of and their financial impacts are summarised as follows:

2017
RMB’000

Net assets disposed of:
Property, plant and equipment	1,897
Intangible assets	8,163
Goodwill	2,094
Deferred income tax assets	77
Inventories	630
Other receivables, deposits and prepayments	6,009
Current income tax recoverable	33
Cash and cash equivalents	105
Deferred income tax liabilities	(2,041)
Trade payables	(149)
Accruals, other payables and provisions	(3,922)
Deferred revenue	(14)
Non-controlling interests	(654)
Net assets of subsidiary	12,228
Gain on disposal of subsidiary	1,222
Cash consideration	13,450

As at 31 December 2017 and 2018, the consideration receivable balance in relation to the disposal of Jinan is RMB13,450,000.

In January 2019, after due negotiation about the settlement of the consideration receivable between the Group and the third party buyer of Jinan, the Group entered into an agreement with the third party buyer of Jinan to acquire back the entire equity interest of Jinan at the same amount of consideration.

(b)Shanghai Nishizhen Aesthetic Medical Clinic Co., Ltd. (“Nishizhen”)

On 1 January 2017, the Group disposed its entire interest in Nishizhen to an individual third party. Details of the net assets of Nishizhen disposed of and their financial impacts are summarised as follows:

2017
RMB’000

Net assets disposed of:
Property, plant and equipment	3,658
Intangible assets	146
Goodwill	1,227
Other receivables, deposits and prepayments	563
Current income tax recoverable	281
Cash and cash equivalents	244
Deferred income tax liabilities	(35)
Trade payables	(28)
Accruals, other payables and provisions	(96)
Non-controlling interests	(625)
Net assets of subsidiary	5,335
Gain on disposal of subsidiary	515
Cash consideration	5,850

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Nishizhen is as follows:

2017
RMB’000

Cash consideration	5,850
Cash and cash equivalents disposed of	(244)
Net cash inflow in respect of disposal of Nishizhen	5,606

(c)	Beijing Aomei Yixin Investment Consultation Company (“Beijing Aomei”)

On 11 January 2018, the Group disposed its entire interest in Beijing Aomei to an individual third party. Details of the net assets of Beijing Aomei disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	2,273
Intangible assets	19
Goodwill	572
Deferred income tax assets	1,273
Inventory	691
Trade receivables	79
Other receivables, deposits and prepayments	778
Current income tax recoverable	18
Cash and cash equivalents	2,273
Trade payables	(257)
Accruals, other payables and provisions	(2,733)
Non-controlling interests	85
Net assets of subsidiary	5,071
Loss on disposal of subsidiary	(191)
Cash consideration	4,880

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Beijing Aomei is as follows:

2018
RMB’000
Cash received during 2018	3,200
Cash and cash equivalents disposed of	(2,273)
Net cash inflow in respect of disposal of Beijing Aomei	927

As at 31 December 2018 and 2019, the consideration receivable balance in relation to the disposal of Beijing Aomei is RMB1,680,000.

(d)	Yantai Pengai Aesthetic Medical Hospital Co., Ltd. (“Yantai Pengai”)

In January 2019, the Group disposed of its entire equity interest in Yantai Pengai to an individual third party. Details of the net assets of Yantai Pengai disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	10,540
Goodwill	367
Inventories	157
Trade and other receivables	5,891
Cash and cash equivalents	241
Income tax payable	(271)
Trade payables and other payables	(1,834)
Accruals, other payables and provisions	(4,683)
Contract liabilities	(133)
Lease liabilities	(8,079)
Non-controlling interests	(609)
Net assets of subsidiary	1,587
Gain on disposal of subsidiary	3,301
Cash consideration	4,888

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Yantai Pengai is as follows:

RMB’000
Cash received	3,160
Cash and cash equivalents disposed of	(241)
Net cash inflow in respect of disposal of Yantai Pengai	2,919

As at 31 December 2019, the consideration receivable balance in relation to the disposal of Yantai Pengai is approximately RMB728,000.

(e)	Baotou Pengai Yueji Medical Aesthetic Clinic Co., Ltd. (“Baotou Pengai”)

In May 2019, the Group disposed of its 5% equity interest of Baotou Pengai to an individual third party. As a result, the equity interest of Baotou Pengai held by the Group was decreased from 51% to 46% and the Group lost the control. Details of the net assets of Baotou Pengai disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	7,191
Intangible assets	16
Deferred tax assets	182
Inventory	236
Other receivables	682
Current income tax recoverable	14
Cash and cash equivalents	1,465
Trade and other payables	(5,560)
Contract liabilities	(17)
Lease liabilities	(367)
Non-controlling interests	(1,932)
Net assets of subsidiary	1,910
Loss on disposal of subsidiary	(261)
1,649
Satisfied by:
Cash consideration	150
Fair value of the equity interest in an associate at the acquisition date	1,499
Total consideration	1,649

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Baotou Pengai is as follows:

2019
RMB’000
Cash received	150
Cash and cash equivalents disposed of	(1,465)
Net cash outflow in respect of disposal of Baotou Pengai	(1,315)